CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 685,866	$ 659,571	$ 652,800
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	10,358	9,178	8,545
Amortization of premium and accretion of discount on marketable securities, net and revaluation of short-term bank deposits	29,611	33,021	22,389
Realized gain on sale of marketable securities, net	(16)	(288)	(2,311)
Amortization of intangible assets	3,612	2,106	3,020
Stock-based compensation	76,302	63,169	51,112
Deferred income tax expense (benefit)	(15,847)	(12,292)	28
Excess tax benefit from stock-based compensation	(19,376)	(11,669)	(35,345)
Accrued severance pay, net	197	(407)	158
Decrease (increase) in trade receivables	(43,384)	12,948	(5,893)
Increase in prepaid expenses and other current assets and other assets	(21,404)	(8,613)	(816)
Increase in trade payables	5,183	1,879	1,287
Increase in employees and payroll accruals	13,835	2,698	22,404
Increase (decrease) in income tax accrual and accrued expenses and other current liabilities	101,235	(77,809)	11,975
Increase in deferred revenues	120,559	112,390	81,933
Net cash provided by operating activities	946,731	785,882	811,286
Cash flows from investing activities:
Proceeds from maturity of marketable securities	1,479,241	1,233,866	1,110,176
Proceeds from sale of marketable securities	109,735	75,910	21,716
Proceeds from short-term bank deposits	321		248,571
Investment in marketable securities	(1,628,287)	(1,535,800)	(1,916,832)
Investment in short-term bank deposits		(7,343)
Cash paid in conjunction with acquisitions, net of acquired cash	(96,544)
Purchase of property and equipment	(17,348)	(12,736)	(9,563)
Net cash used in investing activities	(152,882)	(246,103)	(545,932)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options	102,852	70,266	67,127
Purchase of treasury shares at cost	(985,735)	(768,176)	(534,196)
Excess tax benefit from stock-based compensation	19,376	11,669	35,345
Net cash used in financing activities	(863,507)	(686,241)	(431,724)
Decrease in cash and cash equivalents	(69,658)	(146,462)	(166,370)
Cash and cash equivalents at the beginning of the year	261,970	408,432	574,802
Cash and cash equivalents at the end of the year	192,312	261,970	408,432
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	123,944	$ 239,245	173,234
Supplemental disclosure of non-cash activities:
Replacement of restricted share units upon acquisitions	$ 1,123
Accrued liability with respect to treasury shares			$ 3,633